Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.05%
Live Nation Entertainment, Inc.(b)(c)	204,105	$29,529,911
Meta Platforms, Inc., Class A	29,117	20,066,854
Netflix, Inc.(b)	17,392	16,987,810
		66,584,575
Consumer Discretionary-22.71%
Airbnb, Inc., Class A(b)	74,940	9,829,880
Booking Holdings, Inc.	5,143	24,365,271
Carnival Corp.(b)	1,442,525	39,914,667
Chipotle Mexican Grill, Inc.(b)	173,838	10,143,447
Deckers Outdoor Corp.(b)	123,455	21,895,979
Expedia Group, Inc.(b)	116,306	19,882,511
Garmin Ltd.	48,344	10,435,052
Hilton Worldwide Holdings, Inc.	93,450	23,929,742
Las Vegas Sands Corp.	322,540	14,782,008
Marriott International, Inc., Class A	76,168	22,133,659
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,548,947	43,912,647
PulteGroup, Inc.	153,450	17,459,541
Ralph Lauren Corp.	71,123	17,759,413
Royal Caribbean Cruises Ltd.	149,208	39,778,853
Tapestry, Inc.(c)	286,821	20,920,724
Tesla, Inc.(b)	45,603	18,450,974
Wynn Resorts Ltd.(c)	205,697	17,864,784
		373,459,152
Consumer Staples-0.56%
Costco Wholesale Corp.	9,316	9,128,562
Energy-3.77%
Hess Corp.	102,062	14,189,680
Targa Resources Corp.	79,515	15,648,552
Texas Pacific Land Corp.(c)	24,751	32,106,255
		61,944,487
Financials-14.02%
American Express Co.	71,386	22,661,486
Ameriprise Financial, Inc.	31,236	16,972,393
Apollo Global Management, Inc.(c)	179,547	30,698,946
Arch Capital Group Ltd.	200,017	18,615,582
Brown & Brown, Inc.	133,840	14,007,694
Corpay, Inc.(b)	53,440	20,333,386
Discover Financial Services	81,850	16,459,217
Erie Indemnity Co., Class A(c)	37,580	15,142,861
Fiserv, Inc.(b)	75,858	16,388,362
Mastercard, Inc., Class A	20,006	11,111,933
Progressive Corp. (The)	68,764	16,946,200
Synchrony Financial	283,475	19,554,105
Visa, Inc., Class A	33,764	11,540,535
		230,432,700
Health Care-4.91%
Boston Scientific Corp.(b)	122,820	12,571,855
DaVita, Inc.(b)	77,330	13,625,546
Eli Lilly and Co.	10,004	8,114,044
Insulet Corp.(b)	66,788	18,592,444
Intuitive Surgical, Inc.(b)	28,942	16,551,351
ResMed, Inc.(c)	48,035	11,344,906
		80,800,146
Industrials-24.62%
Axon Enterprise, Inc.(b)	49,215	32,097,039
Caterpillar, Inc.	39,784	14,777,369
Cintas Corp.	58,694	11,772,256
Cummins, Inc.	41,550	14,802,187
	Shares	Value
Industrials-(continued)
Dayforce, Inc.(b)(c)	106,711	$7,548,736
Delta Air Lines, Inc.	498,963	33,565,241
Eaton Corp. PLC	27,401	8,944,782
GE Vernova, Inc.	42,766	15,946,586
Howmet Aerospace, Inc.	202,085	25,579,919
Hubbell, Inc.	33,539	14,187,332
Ingersoll Rand, Inc.(c)	115,661	10,849,002
Lennox International, Inc.	16,270	9,638,673
Parker-Hannifin Corp.	16,785	11,867,834
Paycom Software, Inc.(c)	68,698	14,258,957
Quanta Services, Inc.	82,936	25,511,943
Republic Services, Inc.	39,332	8,529,931
Trane Technologies PLC	49,984	18,131,696
TransDigm Group, Inc.	9,696	13,121,985
Uber Technologies, Inc.(b)	316,651	21,168,119
United Airlines Holdings, Inc.(b)	387,836	41,048,562
United Rentals, Inc.	32,261	24,455,774
W.W. Grainger, Inc.	10,225	10,865,801
Wabtec Corp.	77,517	16,117,335
		404,787,059
Information Technology-18.66%
Amphenol Corp., Class A	156,924	11,107,081
Arista Networks, Inc.(b)	291,428	33,581,248
Broadcom, Inc.	98,113	21,709,463
CrowdStrike Holdings, Inc., Class A(b)(c)	62,367	24,826,432
Fair Isaac Corp.(b)	10,135	18,988,531
Fortinet, Inc.(b)	294,608	29,720,055
GoDaddy, Inc., Class A(b)	106,561	22,660,197
International Business Machines Corp.	41,781	10,683,402
Motorola Solutions, Inc.	19,467	9,134,890
NVIDIA Corp.	240,021	28,819,321
Oracle Corp.	59,744	10,160,065
Palantir Technologies, Inc., Class A(b)	318,018	26,233,305
Palo Alto Networks, Inc.(b)	61,024	11,254,046
Salesforce, Inc.	23,812	8,136,560
ServiceNow, Inc.(b)	17,674	17,998,848
Super Micro Computer, Inc.(b)(c)	433,399	12,360,539
Tyler Technologies, Inc.(b)	15,773	9,489,668
		306,863,651
Real Estate-1.98%
CBRE Group, Inc., Class A(b)	115,855	16,768,853
Iron Mountain, Inc.(c)	155,011	15,744,467
		32,513,320
Utilities-4.71%
Constellation Energy Corp.	55,144	16,542,097
NRG Energy, Inc.	205,900	21,092,396
Vistra Corp.	237,316	39,876,208
		77,510,701
Total Common Stocks & Other Equity Interests (Cost $1,391,524,961)		1,644,024,353
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $439,792)	439,792	439,792
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,391,964,753)		1,644,464,145
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.34%
Invesco Private Government Fund, 4.35%(d)(e)(f)	33,446,764	$33,446,764
Invesco Private Prime Fund, 4.48%(d)(e)(f)	87,162,993	87,189,142
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $120,635,906)		120,635,906
TOTAL INVESTMENTS IN SECURITIES-107.35% (Cost $1,512,600,659)		1,765,100,051
OTHER ASSETS LESS LIABILITIES-(7.35)%		(120,913,649)
NET ASSETS-100.00%		$1,644,186,402

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,705	$18,066,531	$(17,773,444)	$-	$-	$439,792	$26,628
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,575,383	375,338,547	(371,467,166)	-	-	33,446,764	522,525 *
Invesco Private Prime Fund	76,068,511	748,276,844	(737,156,846)	6,420	(5,787)	87,189,142	1,418,666 *
Total	$105,790,599	$1,141,681,922	$(1,126,397,456)	$6,420	$(5,787)	$121,075,698	$1,967,819

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-5.11%
AT&T, Inc.	412,268	$9,783,120
Comcast Corp., Class A	208,023	7,002,054
Fox Corp., Class A(b)	105,387	5,393,707
Fox Corp., Class B(b)	63,368	3,079,685
Paramount Global, Class B(b)	2,466,170	26,831,929
Verizon Communications, Inc.	181,181	7,136,719
Warner Bros. Discovery, Inc.(b)(c)	2,004,156	20,923,389
		80,150,603
Consumer Discretionary-14.38%
Aptiv PLC (Jersey)(c)	288,090	17,982,578
Best Buy Co., Inc.(b)	164,401	14,115,470
BorgWarner, Inc.	689,818	22,005,194
Caesars Entertainment, Inc.(b)(c)	307,978	11,102,607
CarMax, Inc.(b)(c)	218,619	18,722,531
D.R. Horton, Inc.	43,059	6,110,072
Ford Motor Co.(b)	3,734,395	37,642,701
General Motors Co.	764,878	37,830,866
Genuine Parts Co.	68,583	7,972,774
Lennar Corp., Class A	61,704	8,098,033
LKQ Corp.(b)	411,673	15,392,453
MGM Resorts International(b)(c)	268,945	9,273,224
Millrose Properties, Inc.(c)(d)	40,694	450,076
Mohawk Industries, Inc.(c)	152,227	18,617,362
		225,315,941
Consumer Staples-16.16%
Archer-Daniels-Midland Co.	670,175	34,333,065
Bunge Global S.A.	414,052	31,521,779
Conagra Brands, Inc.	427,256	11,061,658
Dollar General Corp.	267,121	18,981,618
Dollar Tree, Inc.(b)(c)	226,196	16,591,477
J.M. Smucker Co. (The)	80,096	8,561,461
Kraft Heinz Co. (The)	675,844	20,167,185
Kroger Co. (The)(b)	399,936	24,652,055
Molson Coors Beverage Co., Class B(b)	323,090	17,689,177
Sysco Corp.	138,679	10,112,473
Target Corp.	89,681	12,367,907
Tyson Foods, Inc., Class A	446,832	25,241,540
Walgreens Boots Alliance, Inc.(b)	2,133,176	21,929,049
		253,210,444
Energy-8.98%
APA Corp.(b)	633,652	13,895,988
Chevron Corp.	47,590	7,099,952
Coterra Energy, Inc.	259,380	7,190,014
Devon Energy Corp.	236,925	8,079,142
Diamondback Energy, Inc.	49,502	8,136,149
EQT Corp.(b)	149,162	7,625,161
Exxon Mobil Corp.	69,198	7,392,422
Marathon Petroleum Corp.	148,322	21,611,999
Occidental Petroleum Corp.(b)	160,701	7,496,702
Phillips 66	199,484	23,513,179
Valero Energy Corp.	215,718	28,690,494
		140,731,202
Financials-17.67%
Allstate Corp. (The)	44,735	8,603,883
American International Group, Inc.	238,503	17,568,131
Assurant, Inc.	41,138	8,852,486
Bank of America Corp.	171,110	7,922,393
Capital One Financial Corp.	52,740	10,743,665
Chubb Ltd.	24,440	6,644,747
	Shares	Value
Financials-(continued)
Citigroup, Inc.	315,771	$25,713,233
Citizens Financial Group, Inc.	317,343	15,096,007
Everest Group Ltd.	51,414	17,866,879
Franklin Resources, Inc.(b)	795,552	17,693,076
Global Payments, Inc.(b)	72,498	8,181,399
Huntington Bancshares, Inc.	400,118	6,882,030
Invesco Ltd.(e)	1,149,312	22,101,270
KeyCorp	371,025	6,671,030
Loews Corp.	207,179	17,703,446
M&T Bank Corp.	36,592	7,363,774
MetLife, Inc.	139,584	12,075,412
Principal Financial Group, Inc.(b)	86,885	7,163,668
Prudential Financial, Inc.(b)	156,889	18,945,916
Regions Financial Corp.	271,882	6,699,172
State Street Corp.	106,454	10,817,855
Travelers Cos., Inc. (The)	29,526	7,239,185
Truist Financial Corp.	175,673	8,365,548
		276,914,205
Health Care-18.17%
Baxter International, Inc.(b)	226,071	7,360,872
Biogen, Inc.(c)	55,097	7,930,111
Cardinal Health, Inc.	161,205	19,934,610
Cencora, Inc.	80,459	20,453,482
Centene Corp.(c)	645,366	41,322,785
Cigna Group (The)	72,069	21,203,421
CVS Health Corp.	743,128	41,971,869
Elevance Health, Inc.	44,845	17,745,167
Henry Schein, Inc.(c)	120,456	9,636,480
Humana, Inc.	100,887	29,583,095
McKesson Corp.	32,545	19,356,139
Molina Healthcare, Inc.(c)	55,946	17,366,198
Universal Health Services, Inc., Class B	58,838	11,094,493
Viatris, Inc.	1,744,795	19,681,288
		284,640,010
Industrials-3.64%
FedEx Corp.	31,768	8,414,390
Huntington Ingalls Industries, Inc.(b)	82,801	16,333,325
Southwest Airlines Co.(b)	396,047	12,162,603
Stanley Black & Decker, Inc.	150,414	13,246,961
Textron, Inc.	89,564	6,852,542
		57,009,821
Information Technology-2.40%
Hewlett Packard Enterprise Co.	753,352	15,963,529
Intel Corp.	508,966	9,889,210
Jabil, Inc.	72,257	11,735,259
		37,587,998
Materials-8.86%
Celanese Corp.(b)	312,801	22,221,383
Dow, Inc.	357,937	13,977,440
DuPont de Nemours, Inc.	83,281	6,395,981
Eastman Chemical Co.	74,863	7,460,098
FMC Corp.	157,068	8,761,253
International Paper Co.(b)	127,219	7,077,193
LyondellBasell Industries N.V., Class A	198,997	15,064,073
Mosaic Co. (The)	1,130,538	31,530,705
Nucor Corp.	71,739	9,213,440
Smurfit WestRock PLC	204,616	10,863,063
Steel Dynamics, Inc.	49,225	6,310,645
		138,875,274
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Real Estate-1.07%
Alexandria Real Estate Equities, Inc.	100,049	$9,739,770
VICI Properties, Inc.	237,090	7,058,169
		16,797,939
Utilities-3.44%
AES Corp. (The)	800,284	8,803,124
Consolidated Edison, Inc.	77,481	7,263,069
Evergy, Inc.	124,543	7,991,924
Eversource Energy	109,048	6,289,889
Exelon Corp.	258,296	10,331,840
PG&E Corp.	370,437	5,797,339
Pinnacle West Capital Corp.(b)	84,689	7,364,555
		53,841,740
Total Common Stocks & Other Equity Interests (Cost $1,644,306,246)		1,565,075,177
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $459,143)	459,143	459,143
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,644,765,389)		1,565,534,320
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.59%
Invesco Private Government Fund, 4.35%(e)(f)(g)	41,773,769	$41,773,769
Invesco Private Prime Fund, 4.48%(e)(f)(g)	108,438,414	108,470,946
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,244,715)		150,244,715
TOTAL INVESTMENTS IN SECURITIES-109.50% (Cost $1,795,010,104)		1,715,779,035
OTHER ASSETS LESS LIABILITIES-(9.50)%		(148,882,249)
NET ASSETS-100.00%		$1,566,896,786

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Invesco Ltd.	$32,396,772	$14,663,192	$(34,510,735)	$17,377,406	$(7,825,365)	$22,101,270	$1,349,287
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,100,284	41,247,259	(41,888,400)	-	-	459,143	61,201
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,838,779	328,969,693	(313,034,703)	-	-	41,773,769	984,422 *
Invesco Private Prime Fund	66,459,960	740,772,678	(698,758,592)	8,723	(11,823)	108,470,946	2,607,861 *
Total	$125,795,795	$1,125,652,822	$(1,088,192,430)	$17,386,129	$(7,837,188)	$172,805,128	$5,002,771

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-14.98%
Alphabet, Inc., Class A	1,654,015	$337,452,140
Alphabet, Inc., Class C	1,347,214	276,987,198
Comcast Corp., Class A	1,079,897	36,349,333
Meta Platforms, Inc., Class A	616,779	425,071,751
Netflix, Inc.(b)	120,838	118,029,725
Verizon Communications, Inc.	1,191,845	46,946,775
Walt Disney Co. (The)	512,277	57,918,038
		1,298,754,960
Consumer Discretionary-12.96%
Amazon.com, Inc.(b)	2,648,513	629,498,570
Home Depot, Inc. (The)	280,354	115,500,241
McDonald’s Corp.	203,025	58,613,317
Tesla, Inc.(b)	789,938	319,608,915
		1,123,221,043
Consumer Staples-6.22%
Coca-Cola Co. (The)	1,096,868	69,629,181
Costco Wholesale Corp.	124,812	122,300,782
PepsiCo, Inc.	388,821	58,591,436
Philip Morris International, Inc.	440,018	57,290,344
Procter & Gamble Co. (The)	666,491	110,630,841
Walmart, Inc.	1,228,635	120,602,812
		539,045,396
Energy-2.35%
Chevron Corp.	473,542	70,647,731
Exxon Mobil Corp.	1,244,211	132,919,061
		203,566,792
Financials-10.55%
Bank of America Corp.	1,889,961	87,505,194
Berkshire Hathaway, Inc., Class B(b)	518,127	242,830,581
JPMorgan Chase & Co.	797,925	213,285,352
Mastercard, Inc., Class A	232,178	128,958,627
Visa, Inc., Class A	489,722	167,386,980
Wells Fargo & Co.	942,030	74,231,964
		914,198,698
Health Care-9.21%
Abbott Laboratories	491,338	62,856,870
AbbVie, Inc.	499,657	91,886,922
Danaher Corp.	182,659	40,685,466
Eli Lilly and Co.	222,921	180,806,765
Johnson & Johnson	681,594	103,704,527
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	716,207	$70,775,576
Pfizer, Inc.	1,604,057	42,539,592
Thermo Fisher Scientific, Inc.	107,675	64,362,731
UnitedHealth Group, Inc.	260,033	141,065,302
		798,683,751
Industrials-1.31%
Caterpillar, Inc.	136,644	50,755,047
General Electric Co.	306,471	62,388,302
		113,143,349
Information Technology-41.15%
Accenture PLC, Class A (Ireland)	176,266	67,853,597
Adobe, Inc.(b)	124,081	54,279,233
Advanced Micro Devices, Inc.(b)	459,481	53,276,822
Apple, Inc.	4,279,038	1,009,852,968
Applied Materials, Inc.	233,910	42,185,668
Broadcom, Inc.	1,321,225	292,347,456
Cisco Systems, Inc.	1,128,051	68,359,890
Microsoft Corp.	2,103,923	873,254,280
NVIDIA Corp.	6,943,496	833,705,565
Oracle Corp.	455,513	77,464,541
QUALCOMM, Inc.	313,390	54,194,533
Salesforce, Inc.	270,844	92,547,395
Texas Instruments, Inc.	257,980	47,625,688
		3,566,947,636
Materials-0.69%
Linde PLC	134,953	60,205,233
Utilities-0.48%
NextEra Energy, Inc.	581,881	41,639,404
Total Common Stocks & Other Equity Interests (Cost $6,942,103,756)		8,659,406,262
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $6,309,639)	6,309,639	6,309,639
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $6,948,413,395)		8,665,715,901
OTHER ASSETS LESS LIABILITIES-0.03%		2,527,594
NET ASSETS-100.00%		$8,668,243,495

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,656,502	$59,596,907	$(54,943,770)	$-	$-	$6,309,639	$88,574
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,448,791	$38,883,930	$(55,332,721)	$-	$-	$-	$231,237 *
Invesco Private Prime Fund	42,307,255	111,089,335	(153,398,923)	8,242	(5,909)	-	618,485 *
Total	$60,412,548	$209,570,172	$(263,675,414)	$8,242	$(5,909)	$6,309,639	$938,296

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.98%
TKO Group Holdings, Inc.(b)	41,292	$6,408,931
Consumer Discretionary-18.58%
Abercrombie & Fitch Co., Class A(b)	36,305	4,334,091
Chewy, Inc., Class A(b)	95,545	3,724,344
Choice Hotels International, Inc.(c)	12,151	1,790,207
Churchill Downs, Inc.(c)	21,124	2,610,504
Crocs, Inc.(b)(c)	22,538	2,300,454
Grand Canyon Education, Inc.(b)	14,539	2,553,630
H&R Block, Inc.	52,783	2,919,428
Hilton Grand Vacations, Inc.(b)(c)	87,225	3,593,670
Hyatt Hotels Corp., Class A(c)	29,593	4,682,500
Murphy USA, Inc.	6,806	3,422,805
Planet Fitness, Inc., Class A(b)	45,545	4,926,147
Texas Roadhouse, Inc.	24,573	4,450,170
Toll Brothers, Inc.	28,759	3,905,760
TopBuild Corp.(b)	8,289	2,840,475
Travel + Leisure Co.	61,925	3,366,243
Valvoline, Inc.(b)	79,250	2,940,967
Williams-Sonoma, Inc.	10,380	2,194,021
Wingstop, Inc.	12,514	3,727,921
		60,283,337
Consumer Staples-3.94%
Coca-Cola Consolidated, Inc.	2,113	2,889,781
e.l.f. Beauty, Inc.(b)(c)	20,456	2,043,759
Pilgrim’s Pride Corp.(b)	80,732	3,757,267
Sprouts Farmers Market, Inc.(b)	25,810	4,086,756
		12,777,563
Energy-5.95%
CNX Resources Corp.(b)(c)	89,866	2,460,531
DT Midstream, Inc.	23,939	2,419,754
Permian Resources Corp.	273,134	4,001,413
Valaris Ltd.(b)(c)	144,947	6,948,759
Viper Energy, Inc.	74,121	3,476,275
		19,306,732
Financials-12.97%
East West Bancorp, Inc.	33,534	3,452,996
Equitable Holdings, Inc.	41,555	2,261,423
Hamilton Lane, Inc., Class A(c)	28,820	4,587,568
Houlihan Lokey, Inc.	9,096	1,652,925
Interactive Brokers Group, Inc., Class A	25,550	5,555,592
Kinsale Capital Group, Inc.	9,042	3,996,021
RenaissanceRe Holdings Ltd. (Bermuda)	20,064	4,666,485
Ryan Specialty Holdings, Inc., Class A	49,816	3,316,749
Shift4 Payments, Inc., Class A(b)(c)	57,190	6,854,222
SLM Corp.	75,443	2,105,614
Western Alliance Bancorporation	41,018	3,604,252
		42,053,847
Health Care-16.72%
Doximity, Inc., Class A(b)	44,493	2,629,536
Ensign Group, Inc. (The)	13,519	1,888,064
Exelixis, Inc.(b)	133,360	4,420,884
Globus Medical, Inc., Class A(b)	75,511	7,001,380
Halozyme Therapeutics, Inc.(b)(c)	74,424	4,215,375
HealthEquity, Inc.(b)	21,167	2,337,260
Lantheus Holdings, Inc.(b)(c)	44,313	4,099,396
Masimo Corp.(b)(c)	28,977	5,048,663
Medpace Holdings, Inc.(b)	10,620	3,707,973
Neurocrine Biosciences, Inc.(b)	22,199	3,370,252
	Shares	Value
Health Care-(continued)
Roivant Sciences Ltd.(b)	615,387	$6,849,257
Sarepta Therapeutics, Inc.(b)	45,468	5,170,621
United Therapeutics Corp.(b)	9,940	3,490,630
		54,229,291
Industrials-26.57%
AAON, Inc.	51,120	5,949,346
Acuity Brands, Inc.	8,808	2,927,691
American Airlines Group, Inc.(b)(c)	310,183	5,248,296
Applied Industrial Technologies, Inc.	10,286	2,674,669
BWX Technologies, Inc.	19,936	2,251,372
Carlisle Cos., Inc.	4,755	1,851,882
Chart Industries, Inc.(b)(c)	24,362	5,154,756
Clean Harbors, Inc.(b)	15,441	3,597,753
Comfort Systems USA, Inc.	14,423	6,299,245
Curtiss-Wright Corp.	7,362	2,554,172
EMCOR Group, Inc.	11,748	5,263,809
ESAB Corp.	21,639	2,679,774
ExlService Holdings, Inc.(b)	86,613	4,353,169
Kirby Corp.(b)	32,674	3,566,367
MasTec, Inc.(b)	28,881	4,190,344
Mueller Industries, Inc.	25,947	2,043,326
nVent Electric PLC	35,360	2,301,582
Owens Corning	13,094	2,416,498
Parsons Corp.(b)	37,188	2,947,893
Paylocity Holding Corp.(b)	19,584	4,024,904
RB Global, Inc. (Canada)	38,898	3,480,593
RBC Bearings, Inc.(b)	11,569	4,034,689
Saia, Inc.(b)(c)	3,954	1,898,355
Tetra Tech, Inc.	60,137	2,213,042
Woodward, Inc.	12,237	2,266,904
		86,190,431
Information Technology-8.83%
AppFolio, Inc., Class A(b)	15,391	3,600,109
Aspen Technology, Inc.(b)(c)	15,463	4,075,274
Belden, Inc.	18,985	2,211,183
Coherent Corp.(b)	20,130	1,821,564
Commvault Systems, Inc.(b)	19,848	3,160,992
DocuSign, Inc.(b)	38,277	3,702,534
Dynatrace, Inc.(b)	33,209	1,917,820
Fabrinet (Thailand)(b)	9,663	2,089,237
Guidewire Software, Inc.(b)	21,888	4,624,278
Manhattan Associates, Inc.(b)	6,956	1,450,952
		28,653,943
Materials-4.45%
Carpenter Technology Corp.	34,021	6,568,094
Eagle Materials, Inc.	14,050	3,607,197
Knife River Corp.(b)	24,794	2,568,162
Louisiana-Pacific Corp.	14,580	1,705,423
		14,448,876
Total Common Stocks & Other Equity Interests (Cost $283,475,166)		324,352,951
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $86,366)	86,366	$86,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $283,561,532)		324,439,317
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.63%
Invesco Private Government Fund, 4.35%(d)(e)(f)	13,175,709	13,175,709
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	34,282,669	$34,292,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,468,663)		47,468,663
TOTAL INVESTMENTS IN SECURITIES-114.65% (Cost $331,030,195)		371,907,980
OTHER ASSETS LESS LIABILITIES-(14.65)%		(47,535,305)
NET ASSETS-100.00%		$324,372,675

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$318,883	$1,963,014	$(2,195,531)	$-	$-	$86,366	$3,795
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,034,642	139,349,481	(139,208,414)	-	-	13,175,709	569,939 *
Invesco Private Prime Fund	33,519,846	276,489,038	(275,716,340)	1,764	(1,354)	34,292,954	1,533,837 *
Total	$46,873,371	$417,801,533	$(417,120,285)	$1,764	$(1,354)	$47,555,029	$2,107,571

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Consumer Discretionary-26.83%
Aramark	39,379	$1,532,237
AutoNation, Inc.(b)	27,438	5,173,435
Capri Holdings Ltd.(b)	105,989	2,626,407
Gap, Inc. (The)	86,878	2,091,153
Goodyear Tire & Rubber Co. (The)(b)(c)	834,350	7,400,685
Graham Holdings Co., Class B	3,925	3,645,619
Harley-Davidson, Inc.(c)	96,801	2,619,435
Lear Corp.(c)	70,038	6,589,875
Lithia Motors, Inc., Class A	15,953	5,999,923
Macy’s, Inc.(c)	435,734	6,788,736
Marriott Vacations Worldwide Corp.(c)	21,565	1,871,195
Nordstrom, Inc.(c)	194,900	4,716,580
Penske Automotive Group, Inc.(c)	28,755	4,762,691
Polaris, Inc.(c)	41,842	1,995,863
PVH Corp.	34,716	3,110,554
Taylor Morrison Home Corp., Class A(b)	37,791	2,436,008
Thor Industries, Inc.(c)	33,094	3,403,387
Under Armour, Inc., Class A(b)(c)	95,078	793,901
Under Armour, Inc., Class C(b)(c)	66,157	498,162
Visteon Corp.(b)	25,381	2,133,527
Whirlpool Corp.(c)	41,504	4,358,335
		74,547,708
Consumer Staples-3.98%
Coty, Inc., Class A(b)(c)	225,730	1,654,601
Darling Ingredients, Inc.(b)(c)	55,142	2,065,620
Performance Food Group Co.(b)	50,491	4,559,842
US Foods Holding Corp.(b)	39,267	2,785,208
		11,065,271
Energy-12.39%
Chord Energy Corp.	29,814	3,352,584
Civitas Resources, Inc.	101,574	5,155,896
HF Sinclair Corp.	216,773	7,821,170
Murphy Oil Corp.	109,405	2,913,455
NOV, Inc.(c)	296,780	4,288,471
Ovintiv, Inc.	65,576	2,768,619
PBF Energy, Inc., Class A	277,265	8,112,774
		34,412,969
Financials-13.23%
Ally Financial, Inc.	70,975	2,765,896
Associated Banc-Corp	85,248	2,143,135
Bank OZK(c)	38,646	1,962,830
Brighthouse Financial, Inc.(b)(c)	84,316	5,203,140
CNO Financial Group, Inc.	56,461	2,255,052
Essent Group Ltd.	30,319	1,766,082
F.N.B. Corp.	128,874	2,022,033
First American Financial Corp.	25,918	1,638,536
Hanover Insurance Group, Inc. (The)	9,382	1,436,290
Kemper Corp.	27,858	1,871,501
Old Republic International Corp.	48,059	1,757,998
Prosperity Bancshares, Inc.	18,303	1,464,240
Reinsurance Group of America, Inc.	15,459	3,522,488
Starwood Property Trust, Inc.(c)	73,358	1,419,477
Unum Group	32,911	2,509,464
Valley National Bancorp	292,917	3,011,187
		36,749,349
Health Care-2.97%
Acadia Healthcare Co., Inc.(b)(c)	62,566	2,822,353
	Shares	Value
Health Care-(continued)
Neogen Corp.(b)(c)	151,407	$1,735,124
Perrigo Co. PLC(c)	148,320	3,694,651
		8,252,128
Industrials-15.04%
AGCO Corp.	28,217	2,946,701
Avis Budget Group, Inc.(b)(c)	35,248	3,161,746
CNH Industrial N.V.	181,422	2,336,715
Concentrix Corp.	207,755	10,861,431
Fluor Corp.(b)	26,300	1,267,923
GXO Logistics, Inc.(b)(c)	39,757	1,806,956
Insperity, Inc.	21,877	1,640,994
Knight-Swift Transportation Holdings, Inc.	30,405	1,735,821
ManpowerGroup, Inc.	99,954	6,019,230
Maximus, Inc.(c)	19,989	1,504,972
Oshkosh Corp.	25,107	2,922,455
Terex Corp.(c)	48,522	2,333,423
WESCO International, Inc.	17,574	3,251,190
		41,789,557
Information Technology-10.81%
Amkor Technology, Inc.	73,994	1,820,992
Arrow Electronics, Inc.(b)	59,541	6,939,503
Avnet, Inc.(c)	143,400	7,408,044
BILL Holdings, Inc.(b)	41,845	4,049,341
Flex Ltd.(b)	48,304	2,011,862
TD SYNNEX Corp.	54,775	7,805,985
		30,035,727
Materials-10.09%
Arcadium Lithium PLC (Argentina)(b)(c)	445,793	2,558,852
Ashland, Inc.(c)	22,603	1,435,064
Berry Global Group, Inc.	30,502	2,071,696
Chemours Co. (The)	79,883	1,516,978
Cleveland-Cliffs, Inc.(b)(c)	648,050	6,636,032
Commercial Metals Co.	34,833	1,689,052
Greif, Inc., Class A(c)	46,390	2,839,996
Olin Corp.(c)	39,116	1,145,708
Sonoco Products Co.	36,968	1,761,156
United States Steel Corp.(c)	173,491	6,393,143
		28,047,677
Real Estate-0.80%
Kilroy Realty Corp.(c)	56,726	2,213,448
Utilities-3.79%
Black Hills Corp.	23,817	1,398,773
NorthWestern Energy Group, Inc.	33,495	1,805,716
Portland General Electric Co.	39,010	1,604,871
Southwest Gas Holdings, Inc.	22,031	1,645,275
Spire, Inc.	22,766	1,615,475
UGI Corp.(c)	79,995	2,458,246
		10,528,356
Total Common Stocks & Other Equity Interests (Cost $268,563,786)		277,642,190
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $177,958)	177,958	$177,958
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $268,741,744)		277,820,148
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.95%
Invesco Private Government Fund, 4.35%(d)(e)(f)	17,681,170	17,681,170
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	46,080,926	$46,094,750
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,775,920)		63,775,920
TOTAL INVESTMENTS IN SECURITIES-122.94% (Cost $332,517,664)		341,596,068
OTHER ASSETS LESS LIABILITIES-(22.94)%		(63,746,045)
NET ASSETS-100.00%		$277,850,023

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$194,319	$6,439,101	$(6,455,462)	$-	$-	$177,958	$6,759
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,569,449	139,588,089	(132,476,368)	-	-	17,681,170	473,287 *
Invesco Private Prime Fund	27,186,409	288,130,251	(269,220,625)	3,636	(4,921)	46,094,750	1,251,917 *
Total	$37,950,177	$434,157,441	$(408,152,455)	$3,636	$(4,921)	$63,953,878	$1,731,963

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%(a)
Communication Services-4.00%
CarGurus, Inc.(b)	14,506	$568,635
Cinemark Holdings, Inc.(b)(c)	55,436	1,587,133
Cogent Communications Holdings, Inc.	7,778	585,994
Madison Square Garden Sports Corp., Class A(b)	4,349	956,215
QuinStreet, Inc.(b)(c)	34,280	811,065
		4,509,042
Consumer Discretionary-13.50%
Adtalem Global Education, Inc.(b)	14,325	1,534,637
Boot Barn Holdings, Inc.(b)	6,324	1,017,215
Brinker International, Inc.(b)	6,984	1,270,879
Cavco Industries, Inc.(b)	2,113	1,074,756
Champion Homes, Inc.(b)(c)	4,972	459,065
Dave & Buster’s Entertainment, Inc.(b)(c)	22,497	597,520
Dorman Products, Inc.(b)	8,531	1,119,950
Dream Finders Homes, Inc., Class A(b)(c)	34,045	785,418
Frontdoor, Inc.(b)	10,306	617,123
Green Brick Partners, Inc.(b)	16,169	977,740
Installed Building Products, Inc.(c)	3,771	749,826
Kontoor Brands, Inc.	4,178	383,749
Monarch Casino & Resort, Inc.	5,114	436,429
Sabre Corp.(b)(c)	300,169	1,005,566
Shake Shack, Inc., Class A(b)	9,308	1,099,554
Six Flags Entertainment Corp.(c)	19,266	849,438
Stride, Inc.(b)(c)	6,679	900,997
XPEL, Inc.(b)(c)(d)	8,251	345,964
		15,225,826
Consumer Staples-3.09%
Cal-Maine Foods, Inc.	14,784	1,595,194
Chefs’ Warehouse, Inc. (The)(b)	27,390	1,475,225
Interparfums, Inc.	2,951	416,150
		3,486,569
Energy-5.19%
Archrock, Inc.	28,837	810,031
Atlas Energy Solutions, Inc.(c)	46,413	1,065,642
Cactus, Inc., Class A(c)	19,788	1,181,542
Core Natural Resources, Inc.(c)	8,892	803,303
Northern Oil and Gas, Inc.(c)	21,224	763,003
Oceaneering International, Inc.(b)	19,428	482,786
Tidewater, Inc.(b)(c)	13,437	740,513
		5,846,820
Financials-14.67%
Acadian Asset Management, Inc.	44,042	1,097,527
Axos Financial, Inc.(b)	18,488	1,292,866
BancFirst Corp.	2,791	332,352
Bancorp, Inc. (The)(b)	15,641	955,039
City Holding Co.(c)	2,773	327,574
Enova International, Inc.(b)	11,382	1,278,426
Goosehead Insurance, Inc., Class A(c)	6,840	733,043
HCI Group, Inc.(c)	7,462	909,842
Mercury General Corp.	13,184	657,091
NMI Holdings, Inc., Class A(b)	15,061	581,656
Palomar Holdings, Inc.(b)(c)	13,880	1,497,236
Pathward Financial, Inc.	14,143	1,127,621
Payoneer Global, Inc.(b)	40,145	425,537
PJT Partners, Inc., Class A	5,064	835,408
Preferred Bank	8,475	774,276
PROG Holdings, Inc.	17,180	734,445
ServisFirst Bancshares, Inc.	5,969	541,209
	Shares	Value
Financials-(continued)
Trupanion, Inc.(b)(c)	25,270	$1,198,809
Virtu Financial, Inc., Class A	12,626	505,798
WisdomTree, Inc.	74,804	732,331
		16,538,086
Health Care-22.69%
ADMA Biologics, Inc.(b)	82,252	1,328,370
ANI Pharmaceuticals, Inc.(b)	7,812	458,096
Arcus Biosciences, Inc.(b)	42,247	544,986
Artivion, Inc.(b)(c)	17,781	550,500
Astrana Health, Inc.(b)(c)	23,479	865,671
BioLife Solutions, Inc.(b)	26,472	722,818
Catalyst Pharmaceuticals, Inc.(b)	56,296	1,270,038
Collegium Pharmaceutical, Inc.(b)(c)	26,584	853,878
Corcept Therapeutics, Inc.(b)(c)	26,093	1,746,144
CorVel Corp.(b)	7,203	834,467
Glaukos Corp.(b)(c)	4,337	678,480
Harmony Biosciences Holdings, Inc.(b)	27,114	1,051,210
Hims & Hers Health, Inc.(b)(c)	52,930	1,973,230
ICU Medical, Inc.(b)	6,322	1,039,084
Inari Medical, Inc.(b)(c)	7,799	621,346
Inspire Medical Systems, Inc.(b)(c)	5,076	982,206
Integer Holdings Corp.(b)(c)	4,678	665,305
Krystal Biotech, Inc.(b)(c)	8,483	1,355,074
LeMaitre Vascular, Inc.(c)	8,421	816,247
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
Phibro Animal Health Corp., Class A	30,323	661,345
Protagonist Therapeutics, Inc.(b)(c)	41,560	1,570,968
RadNet, Inc.(b)(c)	6,396	418,746
TG Therapeutics, Inc.(b)(c)	52,034	1,649,478
TransMedics Group, Inc.(b)(c)	12,553	847,955
UFP Technologies, Inc.(b)(c)	5,105	1,402,139
Vericel Corp.(b)(c)	11,477	671,864
		25,579,645
Industrials-20.99%
AeroVironment, Inc.(b)(c)	3,851	693,758
Alaska Air Group, Inc.(b)	16,863	1,235,215
Apogee Enterprises, Inc.	9,934	506,833
Armstrong World Industries, Inc.	6,043	912,553
AZZ, Inc.	15,980	1,370,924
CSW Industrials, Inc.	2,795	921,819
DXP Enterprises, Inc.(b)	19,459	1,971,002
Dycom Industries, Inc.(b)	5,587	1,056,837
Enerpac Tool Group Corp.	12,743	575,856
ESCO Technologies, Inc.	3,581	475,342
Federal Signal Corp.	6,006	590,450
GEO Group, Inc. (The)(b)	17,930	564,974
Granite Construction, Inc.	8,321	733,413
Greenbrier Cos., Inc. (The)	22,373	1,482,435
Griffon Corp.	8,847	670,337
Interface, Inc.	27,389	678,152
Moog, Inc., Class A	2,261	410,733
OPENLANE, Inc.(b)	49,303	1,001,344
Powell Industries, Inc.(c)	5,986	1,435,323
Pursuit Attractions and Hospitality, Inc.(b)	25,965	1,025,617
SkyWest, Inc.(b)	11,539	1,395,296
SPX Technologies, Inc.(b)	7,000	1,039,640
Trinity Industries, Inc.	33,452	1,265,489
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Verra Mobility Corp., Class A(b)	25,876	$682,868
Zurn Elkay Water Solutions Corp.	24,665	972,788
		23,668,998
Information Technology-8.47%
ACI Worldwide, Inc.(b)	17,307	926,790
Agilysys, Inc.(b)(c)	5,664	511,006
Badger Meter, Inc.	3,234	691,785
Box, Inc., Class A(b)	12,027	401,582
Clear Secure, Inc., Class A(c)	31,984	757,061
DigitalOcean Holdings, Inc.(b)(c)	13,917	577,277
Impinj, Inc.(b)(c)	8,167	1,036,311
InterDigital, Inc.(c)	8,300	1,518,734
Itron, Inc.(b)	4,958	532,291
MARA Holdings, Inc.(b)(c)	68,891	1,263,461
OSI Systems, Inc.(b)(c)	2,839	557,693
Semtech Corp.(b)(c)	6,392	428,008
SPS Commerce, Inc.(b)	1,903	351,446
		9,553,445
Materials-3.51%
ATI, Inc.(b)	15,166	865,827
Century Aluminum Co.(b)	42,816	782,676
Hawkins, Inc.	7,088	757,778
Sylvamo Corp.	10,098	808,850
Warrior Met Coal, Inc.(c)	13,997	738,622
		3,953,753
Real Estate-3.83%
Curbline Properties Corp.	15,102	369,546
DiamondRock Hospitality Co.	108,261	950,531
Essential Properties Realty Trust, Inc.	13,870	445,227
NexPoint Residential Trust, Inc.	9,698	382,877
OUTFRONT Media, Inc.	23,459	431,646
	Shares	Value
Real Estate-(continued)
Sunstone Hotel Investors, Inc.	73,925	$837,570
Xenia Hotels & Resorts, Inc.	60,410	903,734
		4,321,131
Total Common Stocks & Other Equity Interests (Cost $97,450,308)		112,683,315
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(f)(g) (Cost $59,784)	59,784	59,784
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $97,510,092)		112,743,099
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.59%
Invesco Private Government Fund, 4.35%(f)(g)(h)	9,247,841	9,247,841
Invesco Private Prime Fund, 4.48%(f)(g)(h)	24,102,972	24,110,203
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,358,044)		33,358,044
TOTAL INVESTMENTS IN SECURITIES-129.58% (Cost $130,868,136)		146,101,143
OTHER ASSETS LESS LIABILITIES-(29.58)%		(33,351,960)
NET ASSETS-100.00%		$112,749,183

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,652,314	$(2,592,530)	$-	$-	$59,784	$1,925
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,098,838	$53,616,297	$(52,467,294)	$-	$-	$9,247,841	$317,343 *
Invesco Private Prime Fund	20,867,053	104,996,305	(101,753,196)	3,118	(3,077)	24,110,203	843,404 *
Total	$28,965,891	$161,264,916	$(156,813,020)	$3,118	$(3,077)	$33,417,828	$1,162,672

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.92%
IAC, Inc.(b)(c)	39,907	$1,689,263
Scholastic Corp.	105,151	2,040,981
Shenandoah Telecommunications Co.(c)	81,280	877,824
TEGNA, Inc.	57,155	1,041,364
Telephone and Data Systems, Inc.	33,111	1,170,474
		6,819,906
Consumer Discretionary-25.72%
Academy Sports & Outdoors, Inc.(c)	19,140	1,001,213
Adient PLC(b)	185,149	3,227,147
Advance Auto Parts, Inc.(c)	68,667	3,330,349
American Axle & Manufacturing Holdings, Inc.(b)(c)	383,281	2,004,560
Asbury Automotive Group, Inc.(b)(c)	9,598	2,847,535
Bloomin’ Brands, Inc.	111,016	1,394,361
Caleres, Inc.(c)	74,050	1,357,337
Century Communities, Inc.(c)	18,261	1,394,775
Cracker Barrel Old Country Store, Inc.(c)	30,520	1,983,190
Dana, Inc.	230,019	3,666,503
Foot Locker, Inc.(b)(c)	140,586	2,818,749
Fox Factory Holding Corp.(b)	27,819	760,015
G-III Apparel Group Ltd.(b)	79,141	2,470,782
Guess?, Inc.(c)	142,610	1,841,095
Helen of Troy Ltd.(b)(c)	17,941	1,108,395
Kohl’s Corp.(c)	263,976	3,487,123
Leslie’s, Inc.(b)	384,964	777,627
LGI Homes, Inc.(b)(c)	6,928	618,532
MarineMax, Inc.(b)(c)	115,439	3,504,728
Meritage Homes Corp.	7,498	583,869
Monro, Inc.(c)	41,341	811,937
National Vision Holdings, Inc.(b)	158,722	1,809,431
Newell Brands, Inc.	112,917	1,124,653
ODP Corp. (The)(b)(c)	111,919	2,529,369
PENN Entertainment, Inc.(b)	78,202	1,610,961
Sally Beauty Holdings, Inc.(b)(c)	127,906	1,390,338
Shoe Carnival, Inc.(c)	27,486	743,771
Signet Jewelers Ltd.	7,825	463,475
Sonic Automotive, Inc., Class A	30,070	2,232,698
Standard Motor Products, Inc.	57,135	1,772,328
Topgolf Callaway Brands Corp.(b)(c)	416,473	3,273,478
Upbound Group, Inc.	31,306	918,518
Winnebago Industries, Inc.(c)	23,276	1,112,593
		59,971,435
Consumer Staples-10.99%
Andersons, Inc. (The)	59,970	2,443,777
B&G Foods, Inc.(c)	474,454	3,074,462
Central Garden & Pet Co.(b)(c)	4,373	159,571
Central Garden & Pet Co., Class A(b)	23,922	746,127
Edgewell Personal Care Co.	34,559	1,150,815
Fresh Del Monte Produce, Inc.	91,196	2,780,566
Grocery Outlet Holding Corp.(b)	70,362	1,139,161
Hain Celestial Group, Inc. (The)(b)(c)	332,852	1,684,231
MGP Ingredients, Inc.(c)	18,213	658,036
PriceSmart, Inc.	8,667	788,437
SpartanNash Co.	182,162	3,320,813
TreeHouse Foods, Inc.(b)(c)	47,159	1,627,929
United Natural Foods, Inc.(b)	108,013	3,212,306
Universal Corp.	38,841	2,063,234
USANA Health Sciences, Inc.(b)	23,456	763,962
		25,613,427
	Shares	Value
Energy-11.75%
Bristow Group, Inc.(b)	30,241	$1,009,142
Crescent Energy Co., Class A(c)	144,262	2,172,586
CVR Energy, Inc.(c)	89,047	1,687,441
Dorian LPG Ltd.	36,492	877,268
Green Plains, Inc.(b)(c)	325,670	2,908,233
Innovex International, Inc.(b)(c)	120,739	1,881,114
Par Pacific Holdings, Inc.(b)	220,980	3,694,785
Patterson-UTI Energy, Inc.	180,896	1,459,831
Peabody Energy Corp.(c)	97,672	1,772,747
ProPetro Holding Corp.(b)(c)	134,270	1,192,318
REX American Resources Corp.(b)	15,870	662,096
Talos Energy, Inc.(b)(c)	193,231	1,916,851
Vital Energy, Inc.(b)(c)	83,918	2,676,984
World Kinect Corp.(c)	123,591	3,493,917
		27,405,313
Financials-16.96%
Ambac Financial Group, Inc.(b)	113,060	1,314,888
Apollo Commercial Real Estate Finance, Inc.(c)	93,291	826,558
ARMOUR Residential REIT, Inc.	53,651	1,009,712
Bread Financial Holdings, Inc.	18,948	1,199,977
Brookline Bancorp, Inc.	62,029	758,615
Capitol Federal Financial, Inc.	125,622	747,451
Eagle Bancorp, Inc.	37,092	972,181
Ellington Financial, Inc.	68,614	861,792
Encore Capital Group, Inc.(b)(c)	14,476	716,562
EZCORP, Inc., Class A(b)(c)	176,055	2,114,420
Franklin BSP Realty Trust, Inc.	59,246	754,202
Genworth Financial, Inc., Class A(b)	403,654	2,918,418
Green Dot Corp., Class A(b)	317,349	2,814,886
Hilltop Holdings, Inc.	29,043	876,518
Hope Bancorp, Inc.	89,796	1,047,021
Horace Mann Educators Corp.	16,352	631,678
Jackson Financial, Inc., Class A	12,334	1,162,356
KKR Real Estate Finance Trust, Inc.	67,851	677,153
Lincoln National Corp.	90,375	3,177,585
Navient Corp.(c)	105,609	1,443,675
New York Mortgage Trust, Inc.	193,939	1,169,452
PennyMac Mortgage Investment Trust(c)	99,245	1,349,732
PRA Group, Inc.(b)	102,978	2,276,844
ProAssurance Corp.(b)	137,531	2,057,464
Ready Capital Corp.(c)	122,647	815,602
Redwood Trust, Inc.	149,972	982,317
Renasant Corp.(c)	23,287	905,399
Simmons First National Corp., Class A	32,193	731,425
SiriusPoint Ltd. (Sweden)(b)	81,263	1,183,189
Stewart Information Services Corp.	9,459	616,632
United Fire Group, Inc., (Acquired 12/15/2021 - 12/31/2024; Cost $1,363,819)(d)	57,856	1,435,407
		39,549,111
Health Care-7.76%
AdaptHealth Corp.(b)(c)	246,287	2,664,825
AMN Healthcare Services, Inc.(b)(c)	107,262	2,951,850
Avanos Medical, Inc.(b)	91,588	1,577,145
Enovis Corp.(b)(c)	33,671	1,581,864
Fortrea Holdings, Inc.(b)(c)	52,512	882,727
Fulgent Genetics, Inc.(b)(c)	39,836	662,871
Owens & Minor, Inc.(b)(c)	177,940	2,533,866
Pacira BioSciences, Inc.(b)(c)	33,984	894,799
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Patterson Cos., Inc.	68,865	$2,131,372
Select Medical Holdings Corp.(c)	112,402	2,210,947
		18,092,266
Industrials-10.76%
ABM Industries, Inc.	24,900	1,328,664
Air Lease Corp., Class A	29,693	1,371,817
Allegiant Travel Co.(c)	17,466	1,789,042
American Woodmark Corp.(b)	9,844	766,454
ArcBest Corp.	6,899	659,613
Astec Industries, Inc.	25,562	892,369
Deluxe Corp.	60,489	1,402,740
Enviri Corp.(b)	316,672	3,033,718
Healthcare Services Group, Inc.(b)	88,439	980,788
Heartland Express, Inc.	65,533	749,698
JetBlue Airways Corp.(b)(c)	351,529	2,313,061
MasterBrand, Inc.(b)	40,144	695,294
Matthews International Corp., Class A	26,511	742,043
MillerKnoll, Inc.	64,838	1,454,965
Resideo Technologies, Inc.(b)	45,581	1,026,484
Sun Country Airlines Holdings, Inc.(b)(c)	66,789	1,132,741
Sunrun, Inc.(b)(c)	131,218	1,187,523
Titan International, Inc.(b)(c)	402,034	3,549,960
		25,076,974
Information Technology-4.72%
Corsair Gaming, Inc.(b)(c)	143,081	1,310,622
DXC Technology Co.(b)	114,366	2,484,030
Insight Enterprises, Inc.(b)(c)	4,096	707,584
ScanSource, Inc.(b)	41,146	1,721,960
Viasat, Inc.(b)(c)	321,115	3,089,126
Vishay Intertechnology, Inc.(c)	54,946	930,236
Xerox Holdings Corp.(c)	87,875	750,452
		10,994,010
Materials-5.42%
AdvanSix, Inc.	54,366	1,700,568
Kaiser Aluminum Corp.	17,909	1,253,630
Koppers Holdings, Inc.	62,946	1,873,273
Mativ Holdings, Inc., Class A	253,025	2,416,389
	Shares	Value
Materials-(continued)
Metallus, Inc.(b)(c)	106,022	$1,583,969
O-I Glass, Inc.(b)(c)	174,479	2,083,279
Stepan Co.	10,810	685,246
SunCoke Energy, Inc.	109,786	1,030,891
		12,627,245
Real Estate-2.63%
Cushman & Wakefield PLC(b)	111,418	1,536,454
Global Net Lease, Inc.	141,913	1,020,355
JBG SMITH Properties, (Acquired 03/17/2023 - 12/23/2024; Cost $871,652)(c)(d)	59,171	917,742
Safehold, Inc.(c)	66,216	1,073,361
SITE Centers Corp.	105,614	1,582,098
		6,130,010
Utilities-0.35%
MDU Resources Group, Inc.	45,436	809,670
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $237,960,909)		233,089,367
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.65%
Invesco Private Government Fund, 4.35%(e)(f)(g)	18,793,124	18,793,124
Invesco Private Prime Fund, 4.48%(e)(f)(g)	50,325,070	50,340,168
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,133,292)		69,133,292
TOTAL INVESTMENTS IN SECURITIES-129.63% (Cost $307,094,201)		302,222,659
OTHER ASSETS LESS LIABILITIES-(29.63)%		(69,071,487)
NET ASSETS-100.00%		$233,151,172

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Restricted security. The aggregate value of these securities at January 31, 2025 was $2,353,149, which represented 1.01% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,254,199	$(2,254,199)	$-	$-	$-	$1,504
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$17,483,639	$86,874,323	$(85,564,838)	$-	$-	$18,793,124	$623,551 *
Invesco Private Prime Fund	44,969,201	197,358,714	(191,988,717)	5,507	(4,537)	50,340,168	1,677,580 *
Total	$62,452,840	$286,487,236	$(279,807,754)	$5,507	$(4,537)	$69,133,292	$2,302,635

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025, for each Fund (except for Invesco S&P 500® Top 50 ETF). As of January 31, 2025, all of the securities in Invesco S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,644,024,353	$-	$-	$1,644,024,353
Money Market Funds	439,792	120,635,906	-	121,075,698
Total Investments	$1,644,464,145	$120,635,906	$-	$1,765,100,051
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,564,625,101	$-	$450,076	$1,565,075,177
Money Market Funds	459,143	150,244,715	-	150,703,858
Total Investments	$1,565,084,244	$150,244,715	$450,076	$1,715,779,035
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$324,352,951	$-	$-	$324,352,951
Money Market Funds	86,366	47,468,663	-	47,555,029
Total Investments	$324,439,317	$47,468,663	$-	$371,907,980
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$277,642,190	$-	$-	$277,642,190
Money Market Funds	177,958	63,775,920	-	63,953,878
Total Investments	$277,820,148	$63,775,920	$-	$341,596,068
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$112,683,315	$-	$0	$112,683,315
Money Market Funds	59,784	33,358,044	-	33,417,828
Total Investments	$112,743,099	$33,358,044	$0	$146,101,143

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$233,089,367	$-	$-	$233,089,367
Money Market Funds	-	69,133,292	-	69,133,292
Total Investments	$233,089,367	$69,133,292	$-	$302,222,659